Fair value of financial instruments	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Fair value of financial instruments

Note 3 Fair value of financial instruments
Carrying value and fair value of financial instruments
The following tables provide a comparison of the carrying values and fair values for financial instruments classified or designated as fair value through profit or loss (FVTPL) and fair value through other comprehensive income (FVOCI). Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2022 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at January 31, 2023
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets

Interest-bearing deposits with banks	$–	$87,859	$–	$–	$5,636	$5,636	$93,495	$93,495
Securities
Trading	135,417	10,100	–	–	–	–	145,517	145,517
Investment, net of applicable allowance	–	–	97,003	977	77,056	71,919	175,036	169,899
	135,417	10,100	97,003	977	77,056	71,919	320,553	315,416
Assets purchased under reverse repurchase agreements and securities borrowed	279,899	–	–	–	48,480	48,480	328,379	328,379
Loans, net of applicable allowance
Retail	84	383	229	–	546,746	525,173	547,442	525,869
Wholesale	9,465	3,409	559	–	262,919	257,300	276,352	270,733
	9,549	3,792	788	–	809,665	782,473	823,794	796,602
Other
Derivatives	130,120	–	–	–	–	–	130,120	130,120
Other assets (1)	3,614	4	–	–	71,513	71,513	75,131	75,131
Financial liabilities
Deposits
Personal	$362	$22,899			$395,026	$392,736	$418,287	$415,997
Business and government (2)	143	146,499			592,281	591,798	738,923	738,440
Bank (3)	–	10,633			35,999	35,938	46,632	46,571
	505	180,031			1,023,306	1,020,472	1,203,842	1,201,008
Other
Obligations related to securities sold short	35,247	–			–	–	35,247	35,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	263,269			27,098	27,098	290,367	290,367
Derivatives	131,082	–			–	–	131,082	131,082
Other liabilities (4)	(430)	43			91,115	91,837	90,728	91,450
Subordinated debentures	–	–			11,530	11,391	11,530	11,391

	As at October 31, 2022
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$84,468	$–	$–	$23,543	$23,543	$108,011	$108,011
Securities
Trading	138,507	9,698	–	–	–	–	148,205	148,205
Investment, net of applicable allowance	–	–	92,063	828	77,127	70,073	170,018	162,964
	138,507	9,698	92,063	828	77,127	70,073	318,223	311,169
Assets purchased under reverse repurchase agreements and securities borrowed	264,665	–	–	–	53,180	53,180	317,845	317,845
Loans, net of applicable allowance
Retail	73	375	218	–	546,767	521,428	547,433	522,094
Wholesale	6,914	3,222	563	–	261,833	253,816	272,532	264,515
	6,987	3,597	781	–	808,600	775,244	819,965	786,609
Other
Derivatives	154,439	–	–	–	–	–	154,439	154,439
Other assets (1)	3,377	–	–	–	73,084	73,084	76,461	76,461
Financial liabilities
Deposits
Personal	$298	$21,959			$382,675	$380,396	$404,932	$402,653
Business and government (2)	447	152,119			607,304	605,102	759,870	757,668
Bank (3)	–	7,196			36,816	36,758	44,012	43,954
	745	181,274			1,026,795	1,022,256	1,208,814	1,204,275
Other
Obligations related to securities sold short	35,511	–			–	–	35,511	35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	248,835			25,112	25,112	273,947	273,947
Derivatives	153,491	–			–	–	153,491	153,491
Other liabilities (4)	(360)	69			90,348	90,160	90,057	89,869
Subordinated debentures	–	–			10,025	9,668	10,025	9,668

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	January 31, 2023						October 31, 2022
	Fair value measurements using			Netting adjustments			Fair value measurements using			Netting adjustments
(Millions of Canadian dollars)	Level 1	Level 2	Level 3			Fair value	Level 1	Level 2	Level 3			Fair value
Financial assets
Interest-bearing deposits with banks	$–	$87,859	$–	$		$87,859	$–	$84,468	$–	$		$84,468
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	15,027	2,953	–			17,980	15,024	3,779	–			18,803
Provincial and municipal	–	13,752	–			13,752	–	13,257	–			13,257
U.S. federal, state, municipal and agencies (1), (2)	694	30,097	–			30,791	1,254	35,570	4			36,828
Other OECD government (3)	1,629	1,673	–			3,302	1,325	3,452	–			4,777
Mortgage-backed securities (1)	–	2	–			2	–	2	–			2
Asset-backed securities
Non-CDO securities (4)	–	1,222	–			1,222	–	1,308	2			1,310
Corporate debt and other debt	–	22,658	–			22,658	–	21,162	7			21,169
Equities	49,836	3,868	2,106			55,810	46,592	3,593	1,874			52,059
	67,186	76,225	2,106			145,517	64,195	82,123	1,887			148,205
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	1,068	3,516	–			4,584	1,226	2,555	–			3,781
Provincial and municipal	–	2,406	–			2,406	–	2,124	–			2,124
U.S. federal, state, municipal and agencies (1)	–	45,764	–			45,764	440	43,918	–			44,358
Other OECD government	–	7,641	–			7,641	–	5,144	–			5,144
Mortgage-backed securities (1)	–	2,715	28			2,743	–	2,860	28			2,888
Asset-backed securities
CDO	–	7,443	–			7,443	–	7,524	–			7,524
Non-CDO securities	–	473	–			473	–	524	–			524
Corporate debt and other debt	–	25,800	149			25,949	–	25,569	151			25,720
Equities	36	521	420			977	36	395	397			828
	1,104	96,279	597			97,980	1,702	90,613	576			92,891
Assets purchased under reverse repurchase agreements and securities borrowed	–	279,899	–			279,899	–	264,665	–			264,665
Loans	–	11,532	2,597			14,129	–	9,673	1,692			11,365
Other
Derivatives
Interest rate contracts	–	35,145	246			35,391	–	39,804	263			40,067
Foreign exchange contracts	–	82,123	9			82,132	–	99,424	13			99,437
Credit derivatives	–	355	–			355	–	388	–			388
Other contracts	2,220	12,862	75			15,157	3,939	14,786	62			18,787
Valuation adjustments	–	(1,463)	6			(1,457)	–	(2,100)	45			(2,055)
Total gross derivatives	2,220	129,022	336			131,578	3,939	152,302	383			156,624
Netting adjustments					(1,458)	(1,458)					(2,185)	(2,185)
Total derivatives						130,120						154,439
Other assets	1,411	2,194	13			3,618	1,221	2,141	15			3,377
	$71,921	$683,010	$5,649		$(1,458)	$759,122	$71,057	$685,985	$4,553		$(2,185)	$759,410
Financial liabilities
Deposits
Personal	$–	$23,011	$250	$		$23,261	$–	$22,016	$241	$		$22,257
Business and government	–	146,642	–			146,642	–	152,566	–			152,566
Bank	–	10,633	–			10,633	–	7,196	–			7,196
Other
Obligations related to securities sold short	13,127	22,120	–			35,247	16,383	19,128	–			35,511
Obligations related to assets sold under repurchase agreements and securities loaned	–	263,269	–			263,269	–	248,835	–			248,835
Derivatives
Interest rate contracts	–	33,532	900			34,432	–	39,592	1,122			40,714
Foreign exchange contracts	–	77,755	72			77,827	–	94,310	145			94,455
Credit derivatives	–	76	–			76	–	125	–			125
Other contracts	2,529	17,543	622			20,694	3,847	16,663	847			21,357
Valuation adjustments	–	(478)	(11)			(489)	–	(967)	(8)			(975)
Total gross derivatives	2,529	128,428	1,583			132,540	3,847	149,723	2,106			155,676
Netting adjustments					(1,458)	(1,458)					(2,185)	(2,185)
Total derivatives						131,082						153,491
Other liabilities	405	(792)	–			(387)	341	(632)	–			(291)
	$16,061	$593,311	$1,833		$(1,458)	$609,747	$20,571	$598,832	$2,347		$(2,185)	$619,565

(1)	As at January 31, 2023, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $11,661 million and $nil (October 31, 2022 – $12,273 million and $nil), respectively, and in all fair value levels of Investment securities were $20,631 million and $2,832 million (October 31, 2022 – $23,362 million and $2,755 million), respectively.
(2)	United States (U.S.).
(3)	Organisation for Economic Co-operation and Development (OECD).
(4)	Collateralized debt obligations (CDO).

Fair value measurements using significant unobservable inputs (Level 3 Instruments)
A financial instrument is classified as Level 3 in the fair value hierarchy if one or more of its unobservable inputs may significantly affect the measurement of its fair value. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence or management judgment. Due to the unobservable nature of the prices or rates, there may be uncertainty about the valuation of these Level 3 financial instruments.
During the three months ended January 31, 2023, there were no significant changes made to the valuation techniques and ranges and weighted averages of unobservable inputs used in the determination of fair value of Level 3 financial instruments. As at January 31, 2023, the impacts of adjusting one or more of the unobservable inputs by reasonably possible alternative assumptions did not change significantly from the impacts disclosed in our audited 2022 Annual Consolidated Financial Statements.
Changes in fair value measurement for instruments measured on a recurring basis and categorized in
Level 3

	For the three months ended January 31, 2023
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$4	$–	$–	$–	$(4)	$–	$–	$–	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	(2)	–	–	–	–
Corporate debt and other debt	7	–	–	–	–	–	(7)	–	–
Equities	1,874	(14)	(25)	250	(20)	41	–	2,106	(32)
	1,887	(14)	(25)	250	(26)	41	(7)	2,106	(32)
Investment
Mortgage-backed securities	28	–	–	–	–	–	–	28	n.a.
Corporate debt and other debt	151	–	(1)	–	(1)	–	–	149	n.a.
Equities	397	–	24	–	(1)	–	–	420	n.a.
	576	–	23	–	(2)	–	–	597	n.a.
Loans	1,692	(52)	(7)	1,193	(120)	28	(137)	2,597	(15)
Other
Net derivative balances (3)
Interest rate contracts	(859)	5	5	(20)	173	18	24	(654)	8
Foreign exchange contracts	(132)	5	8	4	37	–	15	(63)	8
Other contracts	(785)	(55)	17	(8)	62	(31)	253	(547)	(26)
Valuation adjustments	53	–	–	–	(36)	–	–	17	–
Other assets	15	–	–	–	(2)	–	–	13	–
	$2,447	$(111)	$21	$1,419	$86	$56	$148	$4,066	$(57)
Liabilities
Deposits	$(241)	$(20)	$1	$(35)	$2	$(34)	$77	$(250)	$(14)
Other
Other liabilities	–	–	–	–	–	–	–	–	–
	$(241)	$(20)	$1	$(35)	$2	$(34)	$77	$(250)	$(14)

	For the three months ended January 31, 2022
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$25	$–	$1	$–	$(4)	$–	$–	$22	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	25	(1)	–	–	(5)	–	(4)	15	(1)
Equities	1,530	74	23	82	(20)	–	–	1,689	94
	1,582	73	24	82	(29)	–	(4)	1,728	93
Investment
Mortgage-backed securities	20	–	–	–	–	–	–	20	n.a.
Corporate debt and other debt	152	–	3	–	–	–	–	155	n.a.
Equities	334	–	45	6	(1)	–	(35)	349	n.a.
	506	–	48	6	(1)	–	(35)	524	n.a.
Loans	1,077	10	(8)	56	(461)	7	(2)	679	10
Other
Net derivative balances (3)
Interest rate contracts	(635)	(11)	1	1	82	–	7	(555)	(8)
Foreign exchange contracts	47	(30)	1	–	(4)	–	(7)	7	(32)
Other contracts	(393)	61	(8)	(103)	42	(76)	29	(448)	70
Valuation adjustments	20	–	–	–	–	19	–	39	–
Other assets	–	–	–	–	–	–	–	–	–
	$2,204	$103	$58	$42	$(371)	$(50)	$(12)	$1,974	$133
Liabilities
Deposits	$(151)	$(6)	$(1)	$(27)	$5	$(20)	$78	$(122)	$6
Other
Other liabilities	(7)	–	–	–	–	–	–	(7)	–
	$(158)	$(6)	$(1)	$(27)	$5	$(20)	$78	$(129)	$6

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in other comprehensive income (OCI) were $
18 million for the three months ended January 31, 2023 (January 31, 2022 – gains of $45 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at January 31, 2023 included derivative assets of $336 million (January 31, 2022 – $441 million) and derivative liabilities of $1,583 million (January 31, 2022 – $1,398 million).
n.a.	not applicable
Transfers between fair value hierarchy levels for instruments carried at fair value on a recurring basis
Transfers between Level 1 and Level 2, and transfers into and out of Level 3 are assumed to occur at the end of the period. For an asset or a liability that transfers into Level 3 during the period, the entire change in fair value for the period is excluded from the Gains (losses) included in earnings for positions still held column of the above reconciliation, whereas for transfers out of Level 3 during the period, the entire change in fair value for the period is included in the same column of the above reconciliation.
Transfers between Level 1 and 2 are dependent on whether fair value is obtained on the basis of quoted market prices in active markets (Level 1).
During the three months ended January 31, 2023, transfers out of Level 1 to Level 2 included Investment U.S. federal, state, municipal and agencies debt of $435 million.
During the three months ended January 31, 2022, there were no significant transfers out of Level 1 to Level 2.
During the three months ended January 31, 2023 and January 31, 2022, there were no significant transfers out of Level 2 to Level 1.

Transfers between Level 2 and Level 3 are primarily due to either a change in the market observability for an input, or a change in an unobservable input’s significance to a financial instrument’s fair value.
During the three months ended January 31, 2023 and January 31, 2022,

there were no
significant transfers out of Level 2 to Level 3.
During the three months ended January 31, 2023, significant transfers out of Level 3 to Level 2 included Other contracts and Loans due to changes in the market observability of inputs and changes in the significance of unobservable inputs.
D
uring the three months ended January 31, 2022, there were no significant transfers out of Level 3 to Level 2.

Net interest income from financial instruments
Interest and dividend income arising from financial assets and financial liabilities and the associated
costs of funding are reported in Net interest income.

	For the three months ended
(Millions of Canadian dollars)	January 31 2023	January 31 2022
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$6,709	$1,419
Financial instruments measured at fair value through other comprehensive income	942	77
Financial instruments measured at amortized cost	11,686	5,882
	19,337	7,378
Interest expense (1)
Financial instruments measured at fair value through profit or loss	6,240	861
Financial instruments measured at amortized cost	6,895	1,246
	13,135	2,107
Net interest income	$6,202	$5,271

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Condensed Consolidated Statements of Income: for the three months ended January 31, 2023, Interest income of
$133 million

(January 31, 2022 – $196 million), and Interest expense of $4 million

(January 31, 2022 – $1 million).

(2)
Includes dividend income for the three months ended January 31, 2023 of $792 million (January 31, 2022 – $750 million), which is presented in Interest and dividend income in the Interim Condensed Consolidated Statements of Income.